N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO
Entity Central Index Key	0000009712
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	We will credit gain or loss (i.e., positive or negative interest) at the end of the Segment Term to amounts allocated to an Index-Linked Segment Option based, in part, on the performance of the Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment Start Date or Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41

	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
RISKS			Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or 100% Buffer Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
• As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. Please note, as a result of this change in default option as of May 18, 2026, the designated default option will no longer provide complete protection from Index losses.
oWe reserve the right to change the default Segment Options in the future.

What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While an Index-Linked Segment Option with a 0% Floor Rate or 100% Buffer Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return (and consequently your investment in the Index-Linked Segment Option) and may cause the Index to underperform a direct investment in the securities composing the Index.

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•    There are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•There are restrictions that limit the Segment Options you may choose.
oIndex-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year.
oCertain Index-Linked Segment Options have been closed to investment.
oWe reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain Segment Options may not be available.

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In
13. BENEFITS AVAILABLE UNDER THE CONTRACT
14. SECURE INCOME PROTECTOR (GLWB)
15. DEATH BENEFIT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus

How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Charges for Early Withdrawals [Text Block]
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment Start Date or Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.
Ongoing Fees and Expenses [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment Start Date or Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41

	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
RISKS			Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or 100% Buffer Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
• As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. Please note, as a result of this change in default option as of May 18, 2026, the designated default option will no longer provide complete protection from Index losses.
oWe reserve the right to change the default Segment Options in the future.

What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While an Index-Linked Segment Option with a 0% Floor Rate or 100% Buffer Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return (and consequently your investment in the Index-Linked Segment Option) and may cause the Index to underperform a direct investment in the securities composing the Index.

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•    There are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•There are restrictions that limit the Segment Options you may choose.
oIndex-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year.
oCertain Index-Linked Segment Options have been closed to investment.
oWe reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain Segment Options may not be available.

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In
13. BENEFITS AVAILABLE UNDER THE CONTRACT
14. SECURE INCOME PROTECTOR (GLWB)
15. DEATH BENEFIT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus

How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.50%
Investment Options (of Other Amount) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.

Index-Linked Option, Implicit Ongoing Fees [Text Block]	Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment Start Date or Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41

	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
RISKS			Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or 100% Buffer Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
• As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. Please note, as a result of this change in default option as of May 18, 2026, the designated default option will no longer provide complete protection from Index losses.
oWe reserve the right to change the default Segment Options in the future.

What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While an Index-Linked Segment Option with a 0% Floor Rate or 100% Buffer Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return (and consequently your investment in the Index-Linked Segment Option) and may cause the Index to underperform a direct investment in the securities composing the Index.

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•    There are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•There are restrictions that limit the Segment Options you may choose.
oIndex-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year.
oCertain Index-Linked Segment Options have been closed to investment.
oWe reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain Segment Options may not be available.

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In
13. BENEFITS AVAILABLE UNDER THE CONTRACT
14. SECURE INCOME PROTECTOR (GLWB)
15. DEATH BENEFIT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus

How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Lowest Annual Cost [Dollars]	$ 1,363.41
Highest Annual Cost [Dollars]	$ 1,363.41
Lowest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
Highest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
Risks [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment Start Date or Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41

	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
RISKS			Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or 100% Buffer Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
• As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. Please note, as a result of this change in default option as of May 18, 2026, the designated default option will no longer provide complete protection from Index losses.
oWe reserve the right to change the default Segment Options in the future.

What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While an Index-Linked Segment Option with a 0% Floor Rate or 100% Buffer Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return (and consequently your investment in the Index-Linked Segment Option) and may cause the Index to underperform a direct investment in the securities composing the Index.

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•    There are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•There are restrictions that limit the Segment Options you may choose.
oIndex-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year.
oCertain Index-Linked Segment Options have been closed to investment.
oWe reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain Segment Options may not be available.

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In
13. BENEFITS AVAILABLE UNDER THE CONTRACT
14. SECURE INCOME PROTECTOR (GLWB)
15. DEATH BENEFIT
APPENDIX C: STATE VARIATIONS
APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus

How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	10.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the Contract, including loss of principal and previous earnings.
Key Information, Contract Adjustment Risk [Text Block]	Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
Key Information, Reallocation Risk [Text Block]	Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
Key Information, Default Reallocation Risk [Text Block]	At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. Please note, as a result of this change in default option as of May 18, 2026, the designated default option will no longer provide complete protection from Index losses.We reserve the right to change the default Segment Options in the future.
Index-Linked Option Key Information, Price Return Index Includes Costs, Risk [Text Block]	Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return (and consequently your investment in the Index-Linked Segment Option) and may cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.
•    There are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•There are restrictions that limit the Segment Options you may choose.
oIndex-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year.
oCertain Index-Linked Segment Options have been closed to investment.
oWe reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain Segment Options may not be available.

Key Information, Benefit Restrictions [Text Block]
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

Tax Implications [Text Block]
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Line Items]
Transaction Expenses [Table Text Block]
The first table describes the fees and expenses you will pay at the time that you buy the Contract, make withdrawals or other Surrenders from a Segment Option or from the Contract, or transfer Contract value between Segment Options. State premium taxes may also be deducted.
Transaction Expenses

Surrender Charge(1)
(as a percentage of the amount Surrendered) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
_________________
(1)    Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.

Other Transaction Fee, Current [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.

Contract Adjustments, Fee Table [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract value is removed from a Segment Option or from the Contract before the expiration of a specified period.

Adjustments
Bond Adjustment Maximum Potential Loss(1)
(as a percentage of the amount Surrendered from an Index-Linked Segment Option).......................100%
Equity Adjustment Maximum Potential Loss(2)
(as a percentage of your investment in an Index-Linked Segment Option).........................................100%
(1)    Any withdrawal, Annuitization or death benefit, regardless of when it occurs (even a Segment End Date), is subject to a Bond Adjustment, except that a Bond Adjustment will not apply to: (i) withdrawals of the Free Surrender Amount; (ii) Secure Income Withdrawals; (iii) RMD withdrawals; (iv) withdrawals or other Surrenders deducted from the Initial Holding Account; or (v) exercise of the Contract’s free look rights. Also, a Bond Adjustment will be zero (0%) on any Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.). For the Fixed Segment Option, the maximum amount of loss due to a Bond Adjustment is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means the minimum amount available from the Fixed Segment Option will not be less than the minimum nonforfeiture amount under state law.
(2)    An Equity Adjustment will apply upon any withdrawal, Annuitization or death benefit, or if a GLWB Fee is deducted, from an Index-Linked Segment Option on any day between the Segment Start Date and the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses

Base Contract Expenses(1)
(as a percentage of the Secure Income Benefit Base) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.00%
_________________
(1)    Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.

Base Contract Expense (of Other Amount), Current [Percent]	2.00%
Base Contract Expense, Footnotes [Text Block]	Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this
Contract, including loss of principal and/or prior earnings. While limited protection from Index losses is provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options. The risk of losses may be significant.
Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances, it is possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•    In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.
•    In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.
•    In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.
For additional information, see 8. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least one Valuation Day prior to the next Segment Start Date. If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX C for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the New York Stock Exchange. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 8. PURCHASING THE CONTRACT — Initial Holding Account.
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•    The performance of an Index is based on changes in the values of the securities or other assets that compose the Index. The securities and assets composing the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.
•    The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.
•    Each Index’s performance is subject to market risk, equity risk and issuer risk (in addition to other risks identified in this section):
•    Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•    Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•    Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•    We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.
•    An investment in an Index-Linked Segment Option is not an investment in the companies that compose the applicable Index. You will not be invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions and no other rights with respect to the companies that make up the Indices. An investment in an Index-Linked Segment Option is an investment in your Contract and amounts that you invest in the Contract become assets of the Company.
•    The S&P 500® Price Return Index, S&P MidCap 400® Price Return Index, Russell 2000® Price Return Index and Nasdaq-100 Price Return Index® are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.
In addition to the foregoing, each Index has its own unique risks, as follows:

•    The S&P 500® Price Return Index
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with mid-capitalization (“mid cap”) or small-capitalization (“small cap”) companies.
•The S&P MidCap 400® Price Return Index
Index-Linked Segment Options linked to this Index are available for new Segment Terms beginning on or after May 18, 2026.
This Index is composed of equity securities issued by mid cap U.S. companies. Historically, compared to large cap companies, the securities of mid cap companies have tended to be more volatile, less liquid, and more sensitive to adverse economic developments.
•    Russell 2000® Price Return Index
This Index is composed of equity securities of small cap U.S. companies. Historically, among the large cap, mid cap, and small cap company asset classes, the securities of small cap companies have tended to be the most volatile, least liquid, and most sensitive to adverse economic developments.
•    Nasdaq-100 Price Return Index®
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
•    SG Smart Climate Index
Index-Linked Segment Options linked to this Index are no longer available for Segment Terms beginning on or after May 18, 2026, except for the initial Segment Term for Contracts with applications signed before May 18, 2026.
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•    ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•    Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2025, the U.S. Federal Funds Rate was 3.64%. The U.S. Federal Funds Rate will fluctuate over time and may be higher ow lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•    Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•    Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•    New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•    Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•    Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.
Liquidity Risks
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply to a withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. For example, Secure Income Withdrawals under the GLWB and withdrawals of the Free Surrender Amount are not subject to Bond Adjustments. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, the Free Surrender Amount is limited, and withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes. There also may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59½, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Transfers to the Fixed Segment Option are subject to additional limits. The maximum you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. Also, while the GLWB remains in effect, at the end of a Segment Term, Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year. This restriction will only be applicable if the Fixed Segment Option is involved in your Transfer request.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 11. OPTIONS AT END OF SEGMENT TERM. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two-day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, the Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. •    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
We reserve the right to change the default options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 11. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, GLWB withdrawals (Secure Income Withdrawals and Excess Withdrawals), RMD withdrawals, scheduled withdrawals, unscheduled withdrawals and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
Other than implicit ongoing fees to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate (i.e., the extent to which your positive returns, if any, under an Index-Linked Segment Option are lower than the Index's returns due to our application of a Cap Rate or Participation Rate), the only ongoing charge with this Contract is the charge for the Secure Income Protector GLWB. While the Secure Income Protector GLWB remains in effect, the ongoing charge could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 12. WITHDRAWALS.
Secure Income Protector (GLWB) Risks
You should not purchase the Contract if you do not want the Secure Income Protector (GLWB). The Contract is automatically issued with the GLWB, and there is an annual ongoing fee for the benefit. Prior to your 6th Contract Anniversary, you cannot terminate the GLWB without fully Surrendering the Contract. A full Surrender may be subject to Surrender Charges (except Surrender Charges do not apply upon Annuitization or to death benefits), negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties. In addition, Annuitizations are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals. GLWB Fees will reduce your returns, if any, from investing in the Segment Options.
The GLWB is designed to help protect against the risk of poor investment performance and the risk of outliving your money. However, there is no guarantee that the GLWB will be sufficient to meet your future income needs, and there is no guarantee that you will realize any financial benefit from the GLWB. The GLWB does not guarantee that you will receive any earnings on your Premium Payment.
You should carefully weigh the benefits of the GLWB against its annual charge and in light of the market downside protections that are already provided by the Index-Linked Segment Options. Secure Income Withdrawals under the GLWB are taken from your own Accumulated Value until it is reduced to zero. If your Accumulated Value is never reduced to zero for a reason other than an Excess Withdrawal, you will never enter the phase of the GLWB where you begin receiving guaranteed lifetime payments. In other words, our promise to make Secure Income Benefit Payments to you for life would never be triggered. There may be minimal chance under the GLWB of outliving your Accumulated Value and receiving lifetime payments from us. There is no guarantee that the GLWB will meet your retirement income needs or that you will realize any financial benefit. The GLWB’s lifetime withdrawal guarantees are subject to terms and conditions that, if not followed, could result in significant reductions to or termination of the benefit.
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year. If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½. Once Secure Income Withdrawals are available, all withdrawals, as well as partial Annuitizations, count against your Secure Income Benefit Payment. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit. Secure Income Withdrawals will not reduce your future benefit and are not subject to Surrender Charges or Bond Adjustments, but they may be subject to negative Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date for an Index-Linked Segment Option, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
Excess Withdrawals under the GLWB are subject to significant risk. All withdrawals prior to Secure Income Withdrawals becoming available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals. Excess Withdrawals will reduce your future benefit, and the reduction may be more than the amount withdrawn due to proportionate reductions in your Secure Income Benefit Base. If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. You should not purchase the Contract if you expect to take Excess Withdrawals.
The Income Distribution Program automatically Transfers at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. This is intended to help you avoid Equity Adjustments on your Secure Income Withdrawals, as the program is designed for you to take your Secure Income Withdrawals from the Fixed Segment Option. If you do not take advantage of the Income Distribution Program, and you take a Secure Income Withdrawal from an Index-Linked Segment Option before the end of the Segment Term, your Secure Income Withdrawal will be subject to an Equity Adjustment, which may be negative. If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of Withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
At the time you purchase the Contract, you must elect between two lifetime income options: Level Income Option or Tiered Income Option. Level Income Option provides for no change in the Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. Tiered Income Option provides for a lower Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. You should carefully consider your financial objectives and goals when selecting between Level Income Option and Tiered Income Option. Neither Level Income Option nor Tiered Income Option guarantees that we will ever pay a Secure Income Benefit Payment from our own assets.
You should carefully consider when to begin taking your first withdrawal under the Contract. The GLWB has a Secure Income Deferral Credit feature that on each Contract Anniversary increases the Secure Income Percentage used to calculate your Secure Income Benefit Payment for each full Contract Year before you take your first withdrawal. There is no way to know when you should begin taking withdrawals with certainty. On one hand, the longer you wait to start Secure Income Withdrawals, the less time you have to benefit from the GLWB because as time passes, your life expectancy is reduced. On the other hand, the longer you wait to start withdrawals, the more you may benefit from Secure Income Deferral Credits. You should also consider that all withdrawals prior to the availability of Secure Income Withdrawals are always Excess Withdrawals.
All benefits from the accumulation period terminate once the Contract has been fully Annuitized, including the GLWB and the death benefit. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate (as well as the death benefit), but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following payment option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.
Credit Risks
Our general account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in the Statement of Additional Information.
The amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims-paying ability. The Unregistered Separate Account that we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Unregistered Separate Account.
The assets in the Unregistered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see 7. FEES, CHARGES AND ADJUSTMENTS – Equity Adjustment and 10. INDEX-LINKED SEGMENT OPTION MECHANICS – Segment Interim Value.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when any of the following transactions occurs during a Segment Term on any date other than the Segment Start Date or Segment End Date: (i) any withdrawal from an Index-Linked Segment Option, including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option; (iv) Segment Lock-In is exercised; or (v) GLWB Fees are deducted. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”) and to pay GLWB Fees. There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.
Partial withdrawals and partial Annuitizations, and deductions for GLWB Fees, from Segment Interim Value for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered or the GLWB Fee deducted. On the Segment End Date, the Crediting Base is reduced (after the application of Segment Credit) by the amount Surrendered or the GLWB Fee deducted. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option only provides you with limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or a 100% Buffer Rate.
You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term.
As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. Contracts with applications signed before May 18, 2026 may select an available Floor Segment Option for the initial Segment Term. We reserve the right to offer Floor Segment Options in the future. If you are interested in an Index-Linked Segment Option that provides complete protection from Index losses, you should discuss the Index-Linked Segment Options with a 100% Buffer Rate (each with a 6-Year Segment Term) with your financial professional. These Segment Options are available for investment on or after May 18, 2026, and provide the same level of protection from Index losses as a 0% Floor Rate. However, please note: (i) they are subject to the availability restrictions for Index-Linked Segment Options with 6-Year Segment Terms; (ii) you must hold your investment for 6 years in order to be protected from Index losses, and (iii) we may limit Index gains to a greater degree than other Index-Linked Segment Options based on the Cap Rate or Participation Rate we declare. You should also understand that, even if you select a 100% Buffer Rate, you could experience losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, and/or taxes and tax penalties. Any such losses will not be tied to Index performance, will not be subject to the 100% Buffer Rate’s downside protection, and could be greater than any losses experienced by an Index.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Cap Rate and Participation Rate Risk
For each Index-Linked Segment Option, positive Index returns at the end of a Segment Term will be subject to a Cap Rate and Participation Rate. The Segment Return will equal the Index Change multiplied by the Participation Rate, up to the Cap Rate. As such, both the Cap Rate and Participation Rate may cause your return to be less than the Index Change.
The Cap Rate is a maximum limit on the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rate does not guarantee a certain amount of Segment Credit. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
The Participation Rate represents your participation in a positive Index Change, if any, at the end of the Segment Term, expressed as a percentage. If the Participation Rate is less than 100%, your return will necessarily be less than the positive Index Change. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate.
If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation
Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.
We set Cap Rates and Participation Rates at our discretion, subject to guaranteed minimums. We consider a number of factors when declaring Cap Rates and Participation Rates, such as the applicable Buffer Rate or Floor Rate, costs of financial instruments we use to manage our risk associated with our obligations (which can be impacted by market conditions and forces), sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub- optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to- Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked Segment Option or the Fixed Segment Option.
As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks that this Contract.
There are restrictions that limit the Segment Options you may choose. Index-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year. Certain Index-Linked Segment Options have been closed to investment. See APPENDIX A.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
•    In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.
•    We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
•    At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.
•    Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.
•    If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.
•    We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index-Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
•    You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — The Indices – Discontinuation or Substitution of an Index and 11. OPTIONS AT END OF SEGMENT TERM.
Single Premium Payment Risk
This Contract is a single premium product. After the Premium Payment is made, no additional Premium Payments will be accepted. You will be unable to increase the value of your Contract, including the GLWB and the death benefit, with additional premiums.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	100.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Index-Linked Segment Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period and limit on Index gains and losses than the Index-Linked Segment Options, and does not reflect Contract fees and charges, including Surrender Charges, negative Bond Adjustments or negative Equity Adjustments, which reduce performance.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	The Indices available on the Contract Date are not guaranteed for the life of the Contract. For each Index-Linked Segment Option, we may change the Index for future Segment Terms.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]
The Index-Linked Segment Options are also subject to our right of Index substitution. For any Index-Linked Segment Option, we reserve the right to substitute the Index during a Segment Term if the Index is discontinued or when there is a substantial change in the calculation of the Index that materially modifies the performance or values of the Index or when there is an unexpected increase in our cost to hedge obligations under the Contract. We may also substitute an Index during a Segment Term should Index Values become unavailable for any reason. The substitution of an Index will have no impact on an Index-Linked Segment Option’s Segment Term, Cap Rate, Participation Rate, Buffer Rate, Peak Buffer Midpoint or Floor Rate, as applicable.

Index-Linked Option Details, Index Substitution Selection [Text Block]	When substituting an Index during a Segment Term, we will attempt to select an alternative Index that, in our judgment, has an investment and risk profile similar to the original Index.
Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you at least 30 days in advance of the substitution, and the notice will include the Index and Segment Option(s) involved. In the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of our control, we will provide notice of the substitution as soon as practicable. If required by law, any substitution of an Index is subject to approval by the state insurance authorities where the Contract was issued. In the event that a similar Index is not found, we will substitute the original Index with a domestic or international broad-based securities market index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]
If the substitution of an Index occurs during a Segment Term, the point-to-point method will be used in measuring performance of the original Index from the Segment Start Date to the date of substitution and performance of the new Index from the day after substitution through the Segment End Date. An example of how the change in the Index Value would be calculated if a substitution of an Index occurs in the middle of a Segment Term is as follows:
•    Assume the following:
•    Substitution happens halfway through the Segment Term
•    Performance of the original Index is 5% from the Segment Start Date to the date of substitution
•    Performance of the new Index is -2% from the day after substitution through the Segment End Date
•    The change in the Index Value for the full Segment Term would be 3%, which is the performance of the original Index from the Segment Start Date to the date of the substitution (5%) reduced by the negative performance of the new Index from the day after substitution through the Segment End Date (-2%).

Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	An Index-Linked Segment Option will not be ended prior to the end of the Segment Term due to our inability to find a similar Index.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
7.    FEES, CHARGES AND ADJUSTMENTS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except Premium Tax.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when the Premium Payment is applied under the Contract. A Surrender Charge is assessed on certain full or partial withdrawals. The Surrender Charge is calculated as follows:
1.    Apply the Bond Adjustment against the withdrawal amount requested, after subtracting the Free Surrender Amount (the Bond Adjustment could be positive, negative or zero); then
2.    Multiply the Surrender Charge percentage by the amount from step 1, after subtracting the Free Surrender Amount.
The Surrender Charge is then deducted from the requested withdrawal amount after the Bond Adjustment. See the Surrender Charge Example below for more details.
A Surrender Charge does not apply to Annuitizations, death benefits or withdrawals of the Free Surrender Amount. Under the GLWB, because the Free Surrender Amount for a Contract Year will be no less than your Secure Income Benefit Payment, Secure Income Withdrawals will not be subject to a Surrender Charge or a Bond Adjustment. Please note that all withdrawals and partial Annuitizations count against your Secure Income Benefit Payment for a Contract Year. See “Free Surrender Amount” below.
If you specify the percentages to be withdrawn from each Segment Option as part of a partial withdrawal request, those allocation percentages will also apply to the Surrender Charges. If you do not provide us with specific percentages, the charge is deducted in the same proportion as the Accumulated Value in the Segment Options.
The amounts we receive from the Surrender Charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the Surrender
Charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s general account assets instead of charging you any additional amount.
The maximum Surrender Charge is 8% of the amount withdrawn, declining down to 0% after the sixth Contract Anniversary as follows:

SURRENDER CHARGE TABLE
Contract Year	Surrender Charge
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.00%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.00%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.00%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.00%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.00%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.00%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00%
Surrender Charge Example
The following example shows how the Surrender Charge is calculated and impacts values. For purposes of this example, the following assumptions were used:
•    Premium Payment = $100,000.00
•    Crediting Base = $100,000.00 (which is the same as the Premium Payment amount because there have been no prior Surrenders)
•    Equity Adjustment percentage = 0% (which assumes there is no adjustment for Index performance up to the partial withdrawal)
•    The Equity Adjustment percentage is set to 0% to simplify the example and make the Surrender Charge the focus of the example
•    Equity Adjustment amount = $0.00
•    The example assumes the Equity Adjustment is 0% and that there have been no prior Surrenders or Segment Credits that could affect the Crediting Base differently than the Accumulated Value. For this reason, the Accumulated Value prior to the withdrawal equals the Crediting Base in this example.
•    Partial withdrawal occurs during first Contract Year

Crediting Base	$100,000.00
Accumulated Value prior to withdrawal	$100,000.00
Free Surrender Amount	$10,000.00(1)
Withdrawal Amount	$20,000.00
Portion of Crediting Base Surrendered	$20,000.00(2)
Bond Adjustment Percentage	-2.50%
Bond Adjustment Amount	$-250.00(3)
Withdrawal Amount after Bond Adjustment	$19,750.00(4)
Surrender Charge Percentage	8.00%
Surrender Charge	$780.00(5)
Withdrawal Amount after Surrender Charge (excluding any tax withholding)	$ 18,970.00(6)
Accumulated Value after Withdrawal	$ 80,000.00(7)
______________________
(1)    The Free Surrender Amount is $10,000.00. This was calculated by multiplying the Premium Payment ($100,000.00) by 10%.
(2)    Under the simplified assumptions noted above, since the Crediting Base equals the Accumulated Value prior to the withdrawal, the portion of the Crediting Base surrendered is equal to the Withdrawal Amount. The portion of the Crediting Base surrendered would not be equal to the Withdrawal Amount if the Crediting Base did not equal the Accumulated Value prior to withdrawal. For other examples see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Reduction to Crediting Base Examples.
(3)    The Bond Adjustment amount is negative $250.00. For this example, we assumed the Bond Adjustment percentage was negative 2.50%. The Bond Adjustment amount was calculated by multiplying the portion of the Crediting Base surrendered ($20,000.00), less the Free Surrender Amount ($10,000.00), times the Bond Adjustment percentage (negative 2.50%).
(4)    The Withdrawal Amount after Bond Adjustment is equal to the Withdrawal Amount ($20,000.00) minus the Bond Adjustment amount ($250.00), which is $19,750.00.
(5)    The Surrender Charge amount is $780.00. For this example, we assumed a Surrender Charge percentage of 8.00%, which would be the case if the partial withdrawal occurred during the first or second Contract Year. The Surrender Charge amount is calculated by subtracting the Free Surrender Amount ($10,000.00) from the withdrawal amount after Bond Adjustment ($19,750.00) and multiplying the difference by the Surrender Charge percentage (8.00%).
(6)    The Withdrawal Amount after Surrender Charge is the Withdrawal Amount ($20,000.00) minus the Bond Adjustment Amount ($250.00) minus the Surrender Charge ($780.00), which is $20,000.00 – $250.00 – $780.00 = $18,970.00.
(7)    The Accumulated Value after Withdrawal is the Accumulated Value prior to Withdrawal ($100,000.00) minus the Withdrawal Amount ($20,000.00), which is $100,000.00 – $20,000.00 = $80,000.00.
Free Surrender Amount
There is a Free Surrender Amount available each Contract Year, which is the amount that may be withdrawn from the Contract each Contract Year without a Surrender Charge or a Bond Adjustment. Subject to the limitations set forth below, you will not incur a Surrender Charge or Bond Adjustment for any withdrawals less than or equal to the Free Surrender Amount. Withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties, however.
The Free Surrender Amount for a Contract Year is the greater of:
(1)    10% of the Premium Payment;
(2)    the Secure Income Benefit Payment for that Contract Year; and
(3)    any amount distributed as a result of the Required Minimum Distribution (“RMD”) of the then current Federal Income Tax Regulation for this Contract.
Your Free Surrender Amount remaining for a Contract Year is decreased by all partial withdrawals and partial Annuitizations since the last Contract Anniversary (or since the Contract Date for the first Contract Year).
Withdrawals in excess of the Free Surrender Amount may be subject to Surrender Charges and Bond Adjustments, as well as Equity Adjustments and taxes and tax penalties. All Annuitizations may be subject to Bond Adjustments (whether or not you have Free Surrender Amount remaining), and may also be subject to Equity Adjustments.
Annuitizations are not subject to Surrender Charges regardless of your remaining Free Surrender Amount, but are subject to Bond Adjustments. Partial Annuitizations count against your remaining Free Surrender Amount (if any) for a Contract Year, thereby reducing any Free Surrender Amount remaining for subsequent withdrawals during the same Contract Year.
Death benefits are not subject to Surrender Charges regardless of your remaining Free Surrender Amount, but are subject to Bond Adjustments.
Any Free Surrender Amount not taken in a Contract Year is not added to the amount available under the Free Surrender Amount for any following Contract Year(s).
When Surrender Charges Do Not Apply
The Surrender Charge does not apply to:
•    amounts applied under an annuity benefit payment option; or
•    a withdrawal amount up to the Free Surrender Amount; or
•    payment of any death benefit; or
•    a Secure Income Withdrawal under the GLWB; or
•    amounts distributed to satisfy the RMD, provided that the amount withdrawn does not exceed the minimum distribution amount that would have been calculated based on the value of this Contract alone; or
•    an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Free Surrender Amount Example
The following example shows you how the free surrender feature works.
For purposes of the example, the following assumptions were used:

Premium Payment	$100,000.00
Crediting Base	$100,000.00
Equity Adjustment Percentage	0.00%
Equity Adjustment Amount .	$0.00
Accumulated Value prior to withdrawal	$100,000.00
Based on the above assumptions, the below numbers are calculated as described in the footnotes below the table.

Free Surrender Amount	$10,000.00(1)
Withdrawal Amount	$10,000.00
Portion of Crediting Base Surrendered	$10,000.00(2)
Bond Adjustment Percentage	N/A(3)
Bond Adjustment Amount	N/A(3)
Withdrawal Amount after Bond Adjustment . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00(4)
Surrender Charge Percentage . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.00%
Surrender Charge	$0.00(5)
Withdrawal Amount after Surrender Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00(6)
Accumulated Value after Withdrawal . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$90,000.00(7)
_________________
(1)    The Free Surrender Amount is $10,000.00. This was calculated by multiplying the Premium Payment ($100,000.00) by 10%.
(2)    For purposes of providing a simplified example, the portion of the Crediting Base Surrendered is equal to the Withdrawal Amount. For other examples see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Reduction to Crediting Base Examples.
(3)    The Bond Adjustment is not applicable because the Withdrawal amount did not exceed the Free Surrender Amount. Amounts withdrawn up to the Free Surrender Amount are not subject to a Bond Adjustment.
(4)    The Withdrawal Amount is $10,000 because there was no Bond Adjustment.
(5)    The Surrender Charge amount is $0.00 because the withdrawal is within the Free Surrender Amount.
(6)    The Withdrawal Amount after Surrender Charge is the Withdrawal Amount ($10,000.00) minus the Surrender Charge ($0.00), which is $10,000.00 – $0.00 = $10,000.00.
(7)    The Accumulated Value after Withdrawal is the Accumulated Value prior to Withdrawal ($100,000.00) minus the Withdrawal Amount ($10,000.00), which is $100,000.00 – $10,000.00 = $90,000.00.
Critical Need Surrender Charge Waiver Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the Surrender Charge on withdrawals made after the first Contract Anniversary if the Owner or Annuitant has a critical need. The Segment Interim Value calculations, Bond Adjustments and proportional reductions to Crediting Base discussed in other sections of the prospectus (including Equity Adjustments) will still apply to amounts deducted under this waiver.
Withdrawals under this waiver count against any Free Surrender Amount remaining for the current Contract Year. Such amounts also count against any Secure Income Benefit Payment that you have remaining under the GLWB. To the extent that such withdrawals exceed the Secure Income Benefit Payment for the current Contract Year, they will be Excess Withdrawals under the GLWB.
A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability. The benefits are available for a critical need if the following conditions are met:
•    the Owner or Annuitant has a critical need; and
•    the critical need did not exist before the Contract Date.
For purposes of this rider, the following definitions apply:
•    health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the Owner, Annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the Contract Date and the Surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•    terminal illness — sickness or injury that results in the Owner’s or Annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
•    total and permanent disability — the Owner or Annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
GLWB Fees
When issued, the Contract will automatically include the Secure Income Protector (GLWB), a guaranteed lifetime withdrawal benefit. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will no longer be subject to this fee in future Contract Years.
The maximum annual charge for the GLWB is 2.00%, as a percentage of the Secure Income Benefit Base. The current charge for the GLWB is 1.50%. The charge is deducted on a quarterly basis. The charge will be deducted at the end of each calendar quarter, i.e., March 31, June 30, September 30, and December 31.
We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
The GLWB Fee applies regardless of how your Accumulated Value is allocated among the Segment Options. The GLWB Fee is deducted from your Segment Options in the same proportion as your Accumulated Value is allocated among the Segment Options.
If the portion of the GLWB Fee applied to the Fixed Segment Option would exceed the difference between the Accumulated Value in the Fixed Segment Option and the minimum nonforfeiture amount as required by the Standard Nonforfeiture Amount for Individual Deferred Annuities, such excess will instead be deducted in the same proportion as your Accumulated Value is allocated among the other Segment Options.
For the Index-Linked Segment Options, the charge is reflected in Segment Interim Value because the Crediting Base will be reduced by the same proportion that the GLWB Fee reduces the Accumulated Value. The charge is applied against and deducted quarterly from the Accumulated Value prior to other Contract activity (e.g., Surrender, Segment Credits) on a particular day. The proportional reduction to your Crediting Base could be greater than the GLWB Fee deducted.
If you exercise a Segment Lock-In, this charge continues to be applied against and deducted from the Accumulated Value.
For example, if your Secure Income Benefit Base is $100,000.00 on the last day of a calendar quarter, the quarterly charge deducted from your Accumulated Value for the rider would be $375.00 ($100,000.00 * 1.50% / 4). In this example the Bond Adjustment would not apply because there is not a Surrender occurring.
If you voluntarily terminate the GLWB on any date other than a quarterly deduction date, a pro-rated GLWB Fee will be deducted from your Accumulated Value. If you fully Surrender the Contract on any date other than a quarterly deduction date, a pro-rated GLWB Fee will be deducted (the pro-rated fee will be reflected in your Surrender Value). We will not deduct pro-rated GLWB Fees from death benefits. For the first Contract Year, the GLWB Fee at the end of the first calendar quarter will be pro-rated if your Contract Date was not the first day of that quarter.
The GLWB Fee is intended to reimburse us for the cost of, and the risks we assume in, providing the guaranteed lifetime withdrawal benefit. If GLWB Fees collected are not enough to cover our costs under the GLWB, the costs are paid from the Company’s general account instead of charging you any additional amount.
For more information on the GLWB, please see 14. SECURE INCOME PROTECTOR (GLWB).
Equity Adjustment
For an Index-Linked Segment Option, if any of the following transactions occurs on any day other than the Segment Start Date or Segment End Date, the transaction will be based on the Segment Interim Value of your investment in that Index-Linked Segment Option and, therefore, subject to an Equity Adjustment:
•    you take any withdrawal (including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal),
•    you exercise the Segment Lock-In feature,
•    you Annuitize,
•    there is a death benefit, or
•    a GLWB Fee is deducted.
The Segment Interim Value will reflect the Equity Adjustment. See 10. INDEX-LINKED SEGMENT OPTIONS – Segment Interim Value.
An Equity Adjustment may be positive, negative or equal to zero. A negative Equity Adjustment will result in loss. The loss could be greater than the value withdrawn or otherwise removed from the Index-Linked Segment Option, and could result in a loss beyond the downside protection for the Index-Linked Segment Option. A negative Equity Adjustment will reduce Contract value, Surrender value, the death benefit and/or the GLWB, perhaps significantly.
In extreme circumstances, for any Index-Linked Segment Option, the maximum potential loss that could result from a negative Equity Adjustment is 100% (i.e., a complete loss of your investment in the Index-Linked Segment Option).
Any applicable Surrender Charge, GLWB Fee or Bond Adjustment will be applied after the Equity Adjustment and will not be reflected in the Segment Interim Value. Losses due to negative Equity Adjustments will be greater if you also have to incur a Surrender Charge, a negative Bond Adjustment, taxes or tax penalties. There are no circumstances under which an Equity Adjustment will be waived.
Equity Adjustments do not apply to either the Initial Holding Account or the Fixed Segment Option.
The Equity Adjustment is not a fee or charge that is provided in consideration for any specific Contract features. Equity Adjustments are related to the value of a hypothetical portfolio of derivative instruments that we designate in accordance with actuarial standards, and we hold derivative assets in support of our financial obligations under the Contract. Equity Adjustments shift risk from us to Owners, protecting us from losses on those derivative assets when amounts are withdrawn or otherwise removed from an Index-Linked Segment Option prior to end of a Segment Term.
Equity Adjustments are calculated using a formula. Several factors may cause a positive or negative adjustment, such as the time remaining in the Segment Term; the applicable Buffer Rate, Floor Rate, Cap Rate or Participation Rate; market conditions (e.g., interest rates, volatility, dividends); Index performance; transaction costs; and the market values of the hypothetical derivative instruments that we use to calculate Equity Adjustments. See CONTRACT ADJUSTMENT – Equity Adjustment in the Statement of Additional Information for more details, including examples illustrating the operation of an Equity Adjustment.
In addition to an Equity Adjustment, when a transaction is performed based on Segment Interim Value, your Crediting Base in the Index-Linked Segment Option will be reduced. In general, the reduction will be proportionate and could be greater than the amount withdrawn or Annuitized or the GLWB Fee deducted. A reduction to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term. See 10. INDEX-LINKED SEGMNET OPTIONS – Reductions to Crediting Base.
Information about the current value of an Equity Adjustment may be obtained by contacting us toll-free at 1-800-852-4450. Please note that Equity Adjustments fluctuate daily, and the current value quoted may differ from the actual value calculated at the time of adjustment.
Bond Adjustment
On any day during a Segment Term (including a Segment End Date), a Bond Adjustment will apply if any of the following transactions occurs:
•    you take a withdrawal in excess of the Free Surrender Amount (including a full withdrawal, partial withdrawal, Excess withdrawal, scheduled withdrawal or unscheduled withdrawal),
•    you Annuitize, or
•    there is a death benefit.
A Bond Adjustment may be positive, negative or equal to zero. A negative Bond Adjustment will result in loss. A negative Bond Adjustment will reduce the amount payable upon withdrawal, for Annuitization or for the death benefit.
In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option (i.e., the entire amount Surrendered).
The Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. The minimum value of the Fixed Segment Option on any Surrender will never be less than the minimum nonforfeiture amount under state law, including after any negative Bond Adjustment.
The Bond Adjustment will be reflected in the Surrender Value, along with any applicable Surrender Charge, GLWB Fee or Equity Adjustment. The Bond Adjustment will apply after any applicable Equity Adjustment, and before any applicable Surrender Charge or GLWB Fee. Losses due to negative Bond Adjustments will be greater if you also incur a Surrender Charge, a negative Equity Adjustment, taxes or tax penalties.
A Bond Adjustment will not apply to the following:
•    Withdrawals of the Free Surrender Amount;
•    Secure Income Withdrawals under the GLWB, as Secure Income Withdrawals will be withdrawals of the Free Surrender Amount;
•    RMD withdrawals, as RMD withdrawals will be withdrawals of the Free Surrender Amount;
•    Withdrawals or other Surrenders deducted from the Initial Holding Account; or
•    Exercise of the Contract’s free look rights.
In addition, a Bond Adjustment will be zero (0%) on every Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.).
The Bond Adjustment is not a fee or charge that is provided in consideration for any specific Contract features. Bond Adjustments are related to changes in the value of longer-term fixed income assets that we may hold in support of our financial obligations under the Contract. Bond Adjustments shift risk from us to Owners, protecting us from losses on those fixed income assets when amounts are Surrendered under the Contract.
Bond Adjustments are calculated using a formula. Changes in interests rates may cause a positive or negative Bond Adjustment. Generally, if interest rates have increased since the beginning of the current Bond Adjustment period, the Bond Adjustment will be negative, reducing the Surrender amount. If interest rates have decreased since the beginning of the current Bond Adjustment period, the Bond Adjustment will generally be positive, increasing the Surrender amount. See CONTRACT ADJUSTMENT – Bond Adjustment in the Statement of Additional Information for more details, including examples illustrating the operation of a Bond Adjustment.
Information about the current value of a Bond Adjustment may be obtained by contacting us toll-free at 1-800-852-4450. Please note that Bond Adjustments fluctuate daily, and the current value quoted may differ from the actual value calculated at the time of adjustment.
Premium Taxes
We do not currently assess premium taxes for any Contract at issue. We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with 30 days advance written notice. Any deduction is made from either the Premium Payment when we receive it, or the Accumulated Value when you request a withdrawal (full or partial) or you request application of the Accumulated Value (full or partial) to an annuity benefit payment option. Premium taxes generally range from 0% in most states to as high as 3.50%.

Contract Adjustment, Purpose [Text Block]
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except Premium Tax.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
13.    BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.
Depending on your financial professional or your financial professional’s firm, certain benefits may not be available, or may be available on different terms. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations

Secure Income Protector (GLWB)	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met	2.00% (annualized, as a percentage of the Secure Income Benefit Base)
•    Automatically included in Contract at issue
•    You cannot terminate until 6th Contract Anniversary
•    See Rate Sheet Supplement for terms applicable to new Contracts. See Appendix E of the prospectus for terms applicable to existing Contracts.
•    Benefit available only during the accumulation period

•If not at least age 59½ at issue, Secure Income Withdrawals cannot begin until age 59½
• Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes
• Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences
• Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
• Partial Surrenders reduce potential for Step-Ups
• Step-Ups increase dollar amount of GLWB Fees
• No Secure Income Deferral Credits after taking first withdrawal
• Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

•    Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment
•    Other involuntary termination provisions apply
•    Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Free Surrender Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments	None	• Only available during the accumulation period • Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
• All withdrawals count against Free Surrender Amount
• Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
• Unused Free Surrender Amount not available in future Contract Years
Income Distribution Program
Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying
Included in GLWB Fee
•    Only available during the accumulation period
•    If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available
•    No automatic Transfer if no Index- Linked Segment Options ending on a Segment Anniversary
•    Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Required Minimum Distribution (RMD) Program	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals	Included in GLWB Fee
•    Only available during the accumulation period
•    Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)
•    If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
•    Must elect scheduled withdrawal payments to enroll
•    Unscheduled withdrawals may be Excess Withdrawals
•    Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
•    We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•    We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•    We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•    You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•    We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

• Only available during the accumulation period
• Only available for the Index-Linked Segment Options

• Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date
• Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
• Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
• For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

•    Cannot be exercised during last two Valuation Days prior to Segment End Date
•    May be exercised once per Segment Term for each Index-Linked Segment Option
•    May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•    Exercise is irrevocable

Death Benefit	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment	None
•    Only available during the accumulation period
•    Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•    Premium Payment component subject to reductions for prior Surrenders
•    While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions
•    If GLWB is terminated, all Surrenders result in proportionate reductions
•    Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•    Terminates upon full Annuitization
•    State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
•    Automatically included in Contract at issue
•    Only available during the accumulation period
•    Owner or Annuitant must have a “critical need” as defined by the benefit
•    Critical need must not pre-exist the Contract Date
•    Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Withdrawals count against the Free Surrender Amount
•    Withdrawals count against the Secure Income Benefit Payment under the GLWB

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.
Depending on your financial professional or your financial professional’s firm, certain benefits may not be available, or may be available on different terms. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations

Secure Income Protector (GLWB)	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met	2.00% (annualized, as a percentage of the Secure Income Benefit Base)
•    Automatically included in Contract at issue
•    You cannot terminate until 6th Contract Anniversary
•    See Rate Sheet Supplement for terms applicable to new Contracts. See Appendix E of the prospectus for terms applicable to existing Contracts.
•    Benefit available only during the accumulation period

•If not at least age 59½ at issue, Secure Income Withdrawals cannot begin until age 59½
• Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes
• Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences
• Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
• Partial Surrenders reduce potential for Step-Ups
• Step-Ups increase dollar amount of GLWB Fees
• No Secure Income Deferral Credits after taking first withdrawal
• Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

•    Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment
•    Other involuntary termination provisions apply
•    Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Free Surrender Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments	None	• Only available during the accumulation period • Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
• All withdrawals count against Free Surrender Amount
• Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
• Unused Free Surrender Amount not available in future Contract Years
Income Distribution Program
Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying
Included in GLWB Fee
•    Only available during the accumulation period
•    If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available
•    No automatic Transfer if no Index- Linked Segment Options ending on a Segment Anniversary
•    Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Required Minimum Distribution (RMD) Program	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals	Included in GLWB Fee
•    Only available during the accumulation period
•    Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)
•    If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
•    Must elect scheduled withdrawal payments to enroll
•    Unscheduled withdrawals may be Excess Withdrawals
•    Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
•    We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•    We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•    We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•    You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•    We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

• Only available during the accumulation period
• Only available for the Index-Linked Segment Options

• Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date
• Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
• Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
• For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

•    Cannot be exercised during last two Valuation Days prior to Segment End Date
•    May be exercised once per Segment Term for each Index-Linked Segment Option
•    May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•    Exercise is irrevocable

Death Benefit	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment	None
•    Only available during the accumulation period
•    Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•    Premium Payment component subject to reductions for prior Surrenders
•    While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions
•    If GLWB is terminated, all Surrenders result in proportionate reductions
•    Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•    Terminates upon full Annuitization
•    State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
•    Automatically included in Contract at issue
•    Only available during the accumulation period
•    Owner or Annuitant must have a “critical need” as defined by the benefit
•    Critical need must not pre-exist the Contract Date
•    Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Withdrawals count against the Free Surrender Amount
•    Withdrawals count against the Secure Income Benefit Payment under the GLWB

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Index-Linked Segment Options
The following is a list of Index-Linked Segment Options currently available under the Contract. We may change the features of the Index-Linked Segment Options listed below (including the Index and the current limits on Index gains), offer new Index-Linked Segment Options and terminate existing Index-Linked Segment Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.principal.com/StrategicIncome.
Note: If amounts are removed from an Index-Linked Segment Option before the end of its Segment Term, we will apply an Equity Adjustment. This may result in a significant reduction in your Accumulated Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Segment Term. In addition, if amounts are withdrawn or otherwise Surrendered from an Index-Linked Segment Option (even on a Segment End Date), we may apply a Bond Adjustment. This may result in a significant reduction in your Surrender proceeds.
See 10. INDEX-LINKED SEGMENT OPTION MECHANICS of the prospectus for a description of the Index-Linked Segment Options’ features. See 7. FEES, CHARGES AND ADJUSTMENTS of the prospectus for more information about Equity Adjustments and Bond Adjustments.
The availability of Segment Options may vary depending on your financial professional or your financial professional’s firm. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS.

Index	Type of Index	Segment Term	Current Limit on Index Loss (if held until end of Segment Term)	Minimum Limit on Index Gain (for the life of the Segment Option)
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	20% Peak Buffer (10% Peak Buffer Midpoint)	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,4]	U.S. Large Cap Equities	1 Year	0% Floor	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,4]	U.S. Large Cap Equities	1 Year	10% Floor	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	2 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5]	U.S. Large Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5]	U.S. Large Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5]	U.S. Large Cap Equities	6 Year	20% Peak Buffer (10% Peak Buffer Midpoint)	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5,6]	U.S. Large Cap Equities	6 Year	100% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Russell 2000® Price Return Index[1]	U.S. Small Cap Equities	1 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Russell 2000® Price Return Index[1,5]	U.S. Small Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Russell 2000® Price Return Index[1,5]	U.S. Small Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Nasdaq-100 Price Return Index® 1	Large Cap Equities	1 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Nasdaq-100 Price Return Index® 1,5	Large Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Nasdaq-100 Price Return Index®1,5	Large Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
SG Smart Climate Index[2,3,4]	U.S. Large Cap ESG Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P MidCap 400® Price Return Index [1,5,6]	U.S. Mid Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P MidCap 400® Price Return Index[1,5,6]	U.S. Mid Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[2] This Index deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[3] This Index utilizes an environmental, social, and governance (ESG) methodology. Same as an Index-Linked Segment Option linked to any other Index, an investment in an Index-Linked Segment Option linked to this Index is not an investment in the Index, the companies that comprise the Index, or the securities that the Index seeks to track. Amounts invested in your Contract become assets of the Company. The assets in the Company’s general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
[4] Not available for Segment Terms beginning on or after May 18, 2026, except for the initial Segment Term for Contracts with applications signed before May 18, 2026.
[5] Available only upon purchase of the Contract and after the sixth Contract Year, subject to any other applicable restrictions on availability.
6Available for new Segment Terms beginning on or after May 18, 2026, subject to any other applicable restrictions on availability.

Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed not to change, either during a Segment Term or for future Segment Terms. However, we reserve the right to add and remove Segment Options as available investment options. As such, the limits on Index loss offered under the Contract may change from one Segment Term to the next. We will always offer an Index-Linked Segment Option with a 10% Buffer Rate.
We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater). We do not guarantee the availability of any other Segment Option.
As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
If we offer a new Index-Linked Segment Option with Cap and Participation Rate in the future, the guaranteed minimum Cap Rate will be at least 0.50% and the guaranteed minimum Participation Rate will be at least 5.00%. We reserve the right to offer Index-Linked Segment Options with different types of limits on Index gains.
Fixed Segment Option
The following is the Fixed Segment Option currently available under the Contract. We may change the features of the Fixed Segment Option listed below, offer new Fixed Segment Options and terminate existing Fixed Segment Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn or otherwise Surrendered from the Fixed Segment Option, we may apply a Bond Adjustment. Any such Bond Adjustment will be subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means the amount payable on Surrender will never be less than the minimum non-forfeiture amount under state law.
    See 9. FIXED SEGMENT OPTION MECHANICS of the prospectus for a description of the Fixed Segment Option’s features. See 7. FEES, CHARGES AND ADJUSTMENTS of the prospectus for more information about Bond Adjustments.
The availability of Segment Options may vary depending on your financial professional or your financial professional’s firm. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS.

Name	Segment Term	Minimum Guaranteed Interest Rate
Fixed Segment Option[1]	1 Year	0.05%
[1] The maximum percentage of your Premium Payment that you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. While the GLWB remains in effect, Transfers to the Fixed Segment Option cannot result in Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of total Accumulated Value or (b) the Secure Income Benefit Payment for the current Contract Year.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The following is a list of Index-Linked Segment Options currently available under the Contract. We may change the features of the Index-Linked Segment Options listed below (including the Index and the current limits on Index gains), offer new Index-Linked Segment Options and terminate existing Index-Linked Segment Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.principal.com/StrategicIncome.
Note: If amounts are removed from an Index-Linked Segment Option before the end of its Segment Term, we will apply an Equity Adjustment. This may result in a significant reduction in your Accumulated Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Segment Term. In addition, if amounts are withdrawn or otherwise Surrendered from an Index-Linked Segment Option (even on a Segment End Date), we may apply a Bond Adjustment. This may result in a significant reduction in your Surrender proceeds.
See 10. INDEX-LINKED SEGMENT OPTION MECHANICS of the prospectus for a description of the Index-Linked Segment Options’ features. See 7. FEES, CHARGES AND ADJUSTMENTS of the prospectus for more information about Equity Adjustments and Bond Adjustments.
The availability of Segment Options may vary depending on your financial professional or your financial professional’s firm. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS.

Index-Linked Options Available [Table Text Block]

Index	Type of Index	Segment Term	Current Limit on Index Loss (if held until end of Segment Term)	Minimum Limit on Index Gain (for the life of the Segment Option)
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	20% Peak Buffer (10% Peak Buffer Midpoint)	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,4]	U.S. Large Cap Equities	1 Year	0% Floor	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,4]	U.S. Large Cap Equities	1 Year	10% Floor	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	2 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5]	U.S. Large Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5]	U.S. Large Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5]	U.S. Large Cap Equities	6 Year	20% Peak Buffer (10% Peak Buffer Midpoint)	0.50% Cap Rate & 5.00% Participation Rate
S&P 500® Price Return Index[1,5,6]	U.S. Large Cap Equities	6 Year	100% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Russell 2000® Price Return Index[1]	U.S. Small Cap Equities	1 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Russell 2000® Price Return Index[1,5]	U.S. Small Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Russell 2000® Price Return Index[1,5]	U.S. Small Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Nasdaq-100 Price Return Index® 1	Large Cap Equities	1 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Nasdaq-100 Price Return Index® 1,5	Large Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
Nasdaq-100 Price Return Index®1,5	Large Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
SG Smart Climate Index[2,3,4]	U.S. Large Cap ESG Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P MidCap 400® Price Return Index [1,5,6]	U.S. Mid Cap Equities	6 Year	10% Buffer	0.50% Cap Rate & 5.00% Participation Rate
S&P MidCap 400® Price Return Index[1,5,6]	U.S. Mid Cap Equities	6 Year	20% Buffer	0.50% Cap Rate & 5.00% Participation Rate
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[2] This Index deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[3] This Index utilizes an environmental, social, and governance (ESG) methodology. Same as an Index-Linked Segment Option linked to any other Index, an investment in an Index-Linked Segment Option linked to this Index is not an investment in the Index, the companies that comprise the Index, or the securities that the Index seeks to track. Amounts invested in your Contract become assets of the Company. The assets in the Company’s general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
[4] Not available for Segment Terms beginning on or after May 18, 2026, except for the initial Segment Term for Contracts with applications signed before May 18, 2026.
[5] Available only upon purchase of the Contract and after the sixth Contract Year, subject to any other applicable restrictions on availability.
6Available for new Segment Terms beginning on or after May 18, 2026, subject to any other applicable restrictions on availability.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	This Index deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Segment Option
The following is the Fixed Segment Option currently available under the Contract. We may change the features of the Fixed Segment Option listed below, offer new Fixed Segment Options and terminate existing Fixed Segment Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn or otherwise Surrendered from the Fixed Segment Option, we may apply a Bond Adjustment. Any such Bond Adjustment will be subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means the amount payable on Surrender will never be less than the minimum non-forfeiture amount under state law.
    See 9. FIXED SEGMENT OPTION MECHANICS of the prospectus for a description of the Fixed Segment Option’s features. See 7. FEES, CHARGES AND ADJUSTMENTS of the prospectus for more information about Bond Adjustments.
The availability of Segment Options may vary depending on your financial professional or your financial professional’s firm. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS.

Fixed Options Available [Table Text Block]

Name	Segment Term	Minimum Guaranteed Interest Rate
Fixed Segment Option[1]	1 Year	0.05%
[1] The maximum percentage of your Premium Payment that you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. While the GLWB remains in effect, Transfers to the Fixed Segment Option cannot result in Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of total Accumulated Value or (b) the Secure Income Benefit Payment for the current Contract Year.

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•    Premium Payment component subject to reductions for prior Surrenders
•    While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions
•    If GLWB is terminated, all Surrenders result in proportionate reductions
•    Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•    Terminates upon full Annuitization
•    State variations may apply

Name of Benefit [Text Block]	Death Benefit
Secure Income Protector (GLWB) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Secure Income Protector (GLWB)
Purpose of Benefit [Text Block]	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
•    Automatically included in Contract at issue
•    You cannot terminate until 6th Contract Anniversary
•    See Rate Sheet Supplement for terms applicable to new Contracts. See Appendix E of the prospectus for terms applicable to existing Contracts.
•    Benefit available only during the accumulation period
•If not at least age 59½ at issue, Secure Income Withdrawals cannot begin until age 59½
•    Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes
•    Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences
•    Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Partial Surrenders reduce potential for Step-Ups
•    Step-Ups increase dollar amount of GLWB Fees
•    No Secure Income Deferral Credits after taking first withdrawal
•    Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals
•    Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment
•    Other involuntary termination provisions apply
•    Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Name of Benefit [Text Block]	Secure Income Protector (GLWB)
Free Surrender Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Surrender Amount
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
•    All withdrawals count against Free Surrender Amount
•    Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
•    Unused Free Surrender Amount not available in future Contract Years

Name of Benefit [Text Block]	Free Surrender Amount
Income Distribution Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Distribution Program
Purpose of Benefit [Text Block]
Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying

Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available
•    No automatic Transfer if no Index- Linked Segment Options ending on a Segment Anniversary
•    Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Name of Benefit [Text Block]	Income Distribution Program
Required Minimum Distribution (RMD) Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Required Minimum Distribution (RMD) Program
Purpose of Benefit [Text Block]	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)
•    If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
•    Must elect scheduled withdrawal payments to enroll
•    Unscheduled withdrawals may be Excess Withdrawals
•    Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Name of Benefit [Text Block]	Required Minimum Distribution (RMD) Program
Segment Lock-Ins [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Segment Lock-Ins
Purpose of Benefit [Text Block]
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option

Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•    We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•    We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•    You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•    We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In
•    Only available during the accumulation period
•    Only available for the Index-Linked Segment Options
•    Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date
•    Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
•    Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
•    For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary
•    Cannot be exercised during last two Valuation Days prior to Segment End Date
•    May be exercised once per Segment Term for each Index-Linked Segment Option
•    May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•    Exercise is irrevocable

Name of Benefit [Text Block]	Segment Lock-Ins
Critical Need Surrender Charge Waiver Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Purpose of Benefit [Text Block]	Waiver of Surrender Charges in the event of a critical need
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    Automatically included in Contract at issue
•    Only available during the accumulation period
•    Owner or Annuitant must have a “critical need” as defined by the benefit
•    Critical need must not pre-exist the Contract Date
•    Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Withdrawals count against the Free Surrender Amount
•    Withdrawals count against the Secure Income Benefit Payment under the GLWB

Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Bond Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	On any day during a Segment Term (including a Segment End Date), a Bond Adjustment will apply if any of the following transactions occurs:
Contract Adjustment, Applicable Transaction [Text Block]	you take a withdrawal in excess of the Free Surrender Amount (including a full withdrawal, partial withdrawal, Excess withdrawal, scheduled withdrawal or unscheduled withdrawal),
•    you Annuitize, or
•    there is a death benefit.

Contract Adjustment, Manner Determined [Text Block]
Bond Adjustments are calculated using a formula. Changes in interests rates may cause a positive or negative Bond Adjustment. Generally, if interest rates have increased since the beginning of the current Bond Adjustment period, the Bond Adjustment will be negative, reducing the Surrender amount. If interest rates have decreased since the beginning of the current Bond Adjustment period, the Bond Adjustment will generally be positive, increasing the Surrender amount. See CONTRACT ADJUSTMENT – Bond Adjustment in the Statement of Additional Information for more details, including examples illustrating the operation of a Bond Adjustment.

Contract Adjustment, Effect on Value and Benefits [Text Block]
The Bond Adjustment will be reflected in the Surrender Value, along with any applicable Surrender Charge, GLWB Fee or Equity Adjustment. The Bond Adjustment will apply after any applicable Equity Adjustment, and before any applicable Surrender Charge or GLWB Fee. Losses due to negative Bond Adjustments will be greater if you also incur a Surrender Charge, a negative Equity Adjustment, taxes or tax penalties.
A Bond Adjustment will not apply to the following:
•    Withdrawals of the Free Surrender Amount;
•    Secure Income Withdrawals under the GLWB, as Secure Income Withdrawals will be withdrawals of the Free Surrender Amount;
•    RMD withdrawals, as RMD withdrawals will be withdrawals of the Free Surrender Amount;
•    Withdrawals or other Surrenders deducted from the Initial Holding Account; or
•    Exercise of the Contract’s free look rights.
In addition, a Bond Adjustment will be zero (0%) on every Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.).

Contract Adjustment, Relationship to Other Charges [Text Block]
The Bond Adjustment is not a fee or charge that is provided in consideration for any specific Contract features. Bond Adjustments are related to changes in the value of longer-term fixed income assets that we may hold in support of our financial obligations under the Contract. Bond Adjustments shift risk from us to Owners, protecting us from losses on those fixed income assets when amounts are Surrendered under the Contract.

Equity Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment Start Date or Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]
For an Index-Linked Segment Option, if any of the following transactions occurs on any day other than the Segment Start Date or Segment End Date, the transaction will be based on the Segment Interim Value of your investment in that Index-Linked Segment Option and, therefore, subject to an Equity Adjustment:

Contract Adjustment, Applicable Transaction [Text Block]	you take any withdrawal (including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal),
•    you exercise the Segment Lock-In feature,
•    you Annuitize,
•    there is a death benefit, or
•    a GLWB Fee is deducted.

Contract Adjustment, Waiver Circumstances [Text Block]	There are no circumstances under which an Equity Adjustment will be waived.
Contract Adjustment, Manner Determined [Text Block]
Equity Adjustments are calculated using a formula. Several factors may cause a positive or negative adjustment, such as the time remaining in the Segment Term; the applicable Buffer Rate, Floor Rate, Cap Rate or Participation Rate; market conditions (e.g., interest rates, volatility, dividends); Index performance; transaction costs; and the market values of the hypothetical derivative instruments that we use to calculate Equity Adjustments. See CONTRACT ADJUSTMENT – Equity Adjustment in the Statement of Additional Information for more details, including examples illustrating the operation of an Equity Adjustment.
In addition to an Equity Adjustment, when a transaction is performed based on Segment Interim Value, your Crediting Base in the Index-Linked Segment Option will be reduced. In general, the reduction will be proportionate and could be greater than the amount withdrawn or Annuitized or the GLWB Fee deducted. A reduction to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term. See 10. INDEX-LINKED SEGMNET OPTIONS – Reductions to Crediting Base.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	An Equity Adjustment may be positive, negative or equal to zero. A negative Equity Adjustment will result in loss. The loss could be greater than the value withdrawn or otherwise removed from the Index-Linked Segment Option, and could result in a loss beyond the downside protection for the Index-Linked Segment Option. A negative Equity Adjustment will reduce Contract value, Surrender value, the death benefit and/or the GLWB, perhaps significantly.
Contract Adjustment, Relationship to Other Charges [Text Block]
Any applicable Surrender Charge, GLWB Fee or Bond Adjustment will be applied after the Equity Adjustment and will not be reflected in the Segment Interim Value. Losses due to negative Equity Adjustments will be greater if you also have to incur a Surrender Charge, a negative Bond Adjustment, taxes or tax penalties. There are no circumstances under which an Equity Adjustment will be waived.
Equity Adjustments do not apply to either the Initial Holding Account or the Fixed Segment Option.
The Equity Adjustment is not a fee or charge that is provided in consideration for any specific Contract features. Equity Adjustments are related to the value of a hypothetical portfolio of derivative instruments that we designate in accordance with actuarial standards, and we hold derivative assets in support of our financial obligations under the Contract. Equity Adjustments shift risk from us to Owners, protecting us from losses on those derivative assets when amounts are withdrawn or otherwise removed from an Index-Linked Segment Option prior to end of a Segment Term.
S&P 500® Price Return Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with mid-capitalization (“mid cap”) or small-capitalization (“small cap”) companies.

S&P MidCap 400® Price Return Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
Index-Linked Segment Options linked to this Index are available for new Segment Terms beginning on or after May 18, 2026.
This Index is composed of equity securities issued by mid cap U.S. companies. Historically, compared to large cap companies, the securities of mid cap companies have tended to be more volatile, less liquid, and more sensitive to adverse economic developments.

Russell 2000® Price Return Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
This Index is composed of equity securities of small cap U.S. companies. Historically, among the large cap, mid cap, and small cap company asset classes, the securities of small cap companies have tended to be the most volatile, least liquid, and most sensitive to adverse economic developments.

Nasdaq-100 Price Return Index® [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.

SG Smart Climate Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]
Index-Linked Segment Options linked to this Index are no longer available for Segment Terms beginning on or after May 18, 2026, except for the initial Segment Term for Contracts with applications signed before May 18, 2026.
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•    ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•    Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2025, the U.S. Federal Funds Rate was 3.64%. The U.S. Federal Funds Rate will fluctuate over time and may be higher ow lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•    Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•    Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•    New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•    Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•    Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382

S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Peak Buffer(10% Peak Buffer Midpoint)
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 0% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1,4
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1,4
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 2 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1,5
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1,5
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1,5
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Peak Buffer(10% Peak Buffer Midpoint)
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 100% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1,5,6
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Russell 2000® Price Return Index, U.S. Small Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Small Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index1,5
Index-Linked Option Available, Type of Index	U.S. Small Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index1,5
Index-Linked Option Available, Type of Index	U.S. Small Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Nasdaq-100 Price Return Index®, Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Price Return Index® 1
Index-Linked Option Available, Type of Index	Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Price Return Index® 1,5
Index-Linked Option Available, Type of Index	Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Price Return Index®1,5
Index-Linked Option Available, Type of Index	Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
SG Smart Climate Index, U.S. Large Cap ESG Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	SG Smart Climate Index2,3,4
Index-Linked Option Available, Type of Index	U.S. Large Cap ESG Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P MidCap 400® Price Return Index 1,5,6
Index-Linked Option Available, Type of Index	U.S. Mid Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P MidCap 400® Price Return Index1,5,6
Index-Linked Option Available, Type of Index	U.S. Mid Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	0.50% Cap Rate &5.00% Participation Rate
Fixed Segment Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Segment Option1
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.05%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or 100% Buffer Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
• As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this
Contract, including loss of principal and/or prior earnings. While limited protection from Index losses is provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options. The risk of losses may be significant.
Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances, it is possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•    In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.
•    In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.
•    In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.
For additional information, see 8. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. Please note, as a result of this change in default option as of May 18, 2026, the designated default option will no longer provide complete protection from Index losses.
oWe reserve the right to change the default Segment Options in the future.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While an Index-Linked Segment Option with a 0% Floor Rate or 100% Buffer Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return (and consequently your investment in the Index-Linked Segment Option) and may cause the Index to underperform a direct investment in the securities composing the Index.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.

Initial Holding Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least one Valuation Day prior to the next Segment Start Date. If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX C for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the New York Stock Exchange. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 8. PURCHASING THE CONTRACT — Initial Holding Account.

Index Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•    The performance of an Index is based on changes in the values of the securities or other assets that compose the Index. The securities and assets composing the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.
•    The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.
•    Each Index’s performance is subject to market risk, equity risk and issuer risk (in addition to other risks identified in this section):
•    Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•    Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•    Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•    We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.
•    An investment in an Index-Linked Segment Option is not an investment in the companies that compose the applicable Index. You will not be invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions and no other rights with respect to the companies that make up the Indices. An investment in an Index-Linked Segment Option is an investment in your Contract and amounts that you invest in the Contract become assets of the Company.
•    The S&P 500® Price Return Index, S&P MidCap 400® Price Return Index, Russell 2000® Price Return Index and Nasdaq-100 Price Return Index® are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.
In addition to the foregoing, each Index has its own unique risks, as follows:

•    The S&P 500® Price Return Index
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with mid-capitalization (“mid cap”) or small-capitalization (“small cap”) companies.
•The S&P MidCap 400® Price Return Index
Index-Linked Segment Options linked to this Index are available for new Segment Terms beginning on or after May 18, 2026.
This Index is composed of equity securities issued by mid cap U.S. companies. Historically, compared to large cap companies, the securities of mid cap companies have tended to be more volatile, less liquid, and more sensitive to adverse economic developments.
•    Russell 2000® Price Return Index
This Index is composed of equity securities of small cap U.S. companies. Historically, among the large cap, mid cap, and small cap company asset classes, the securities of small cap companies have tended to be the most volatile, least liquid, and most sensitive to adverse economic developments.
•    Nasdaq-100 Price Return Index®
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
•    SG Smart Climate Index
Index-Linked Segment Options linked to this Index are no longer available for Segment Terms beginning on or after May 18, 2026, except for the initial Segment Term for Contracts with applications signed before May 18, 2026.
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•    ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•    Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2025, the U.S. Federal Funds Rate was 3.64%. The U.S. Federal Funds Rate will fluctuate over time and may be higher ow lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•    Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•    Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•    New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•    Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•    Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.

Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risks
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply to a withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. For example, Secure Income Withdrawals under the GLWB and withdrawals of the Free Surrender Amount are not subject to Bond Adjustments. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, the Free Surrender Amount is limited, and withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes. There also may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59½, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Transfers to the Fixed Segment Option are subject to additional limits. The maximum you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. Also, while the GLWB remains in effect, at the end of a Segment Term, Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year. This restriction will only be applicable if the Fixed Segment Option is involved in your Transfer request.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 11. OPTIONS AT END OF SEGMENT TERM. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two-day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, the Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: (a) for Segment Terms ending before May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor, or (b) for Segment Terms ending on or after May 18, 2026, Point-to-Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. •    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
We reserve the right to change the default options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 11. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, GLWB withdrawals (Secure Income Withdrawals and Excess Withdrawals), RMD withdrawals, scheduled withdrawals, unscheduled withdrawals and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
Other than implicit ongoing fees to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate (i.e., the extent to which your positive returns, if any, under an Index-Linked Segment Option are lower than the Index's returns due to our application of a Cap Rate or Participation Rate), the only ongoing charge with this Contract is the charge for the Secure Income Protector GLWB. While the Secure Income Protector GLWB remains in effect, the ongoing charge could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 12. WITHDRAWALS.

Secure Income Protector (GLWB) Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Secure Income Protector (GLWB) Risks
You should not purchase the Contract if you do not want the Secure Income Protector (GLWB). The Contract is automatically issued with the GLWB, and there is an annual ongoing fee for the benefit. Prior to your 6th Contract Anniversary, you cannot terminate the GLWB without fully Surrendering the Contract. A full Surrender may be subject to Surrender Charges (except Surrender Charges do not apply upon Annuitization or to death benefits), negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties. In addition, Annuitizations are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals. GLWB Fees will reduce your returns, if any, from investing in the Segment Options.
The GLWB is designed to help protect against the risk of poor investment performance and the risk of outliving your money. However, there is no guarantee that the GLWB will be sufficient to meet your future income needs, and there is no guarantee that you will realize any financial benefit from the GLWB. The GLWB does not guarantee that you will receive any earnings on your Premium Payment.
You should carefully weigh the benefits of the GLWB against its annual charge and in light of the market downside protections that are already provided by the Index-Linked Segment Options. Secure Income Withdrawals under the GLWB are taken from your own Accumulated Value until it is reduced to zero. If your Accumulated Value is never reduced to zero for a reason other than an Excess Withdrawal, you will never enter the phase of the GLWB where you begin receiving guaranteed lifetime payments. In other words, our promise to make Secure Income Benefit Payments to you for life would never be triggered. There may be minimal chance under the GLWB of outliving your Accumulated Value and receiving lifetime payments from us. There is no guarantee that the GLWB will meet your retirement income needs or that you will realize any financial benefit. The GLWB’s lifetime withdrawal guarantees are subject to terms and conditions that, if not followed, could result in significant reductions to or termination of the benefit.
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year. If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½. Once Secure Income Withdrawals are available, all withdrawals, as well as partial Annuitizations, count against your Secure Income Benefit Payment. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit. Secure Income Withdrawals will not reduce your future benefit and are not subject to Surrender Charges or Bond Adjustments, but they may be subject to negative Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date for an Index-Linked Segment Option, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
Excess Withdrawals under the GLWB are subject to significant risk. All withdrawals prior to Secure Income Withdrawals becoming available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals. Excess Withdrawals will reduce your future benefit, and the reduction may be more than the amount withdrawn due to proportionate reductions in your Secure Income Benefit Base. If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. You should not purchase the Contract if you expect to take Excess Withdrawals.
The Income Distribution Program automatically Transfers at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. This is intended to help you avoid Equity Adjustments on your Secure Income Withdrawals, as the program is designed for you to take your Secure Income Withdrawals from the Fixed Segment Option. If you do not take advantage of the Income Distribution Program, and you take a Secure Income Withdrawal from an Index-Linked Segment Option before the end of the Segment Term, your Secure Income Withdrawal will be subject to an Equity Adjustment, which may be negative. If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of Withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
At the time you purchase the Contract, you must elect between two lifetime income options: Level Income Option or Tiered Income Option. Level Income Option provides for no change in the Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. Tiered Income Option provides for a lower Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. You should carefully consider your financial objectives and goals when selecting between Level Income Option and Tiered Income Option. Neither Level Income Option nor Tiered Income Option guarantees that we will ever pay a Secure Income Benefit Payment from our own assets.
You should carefully consider when to begin taking your first withdrawal under the Contract. The GLWB has a Secure Income Deferral Credit feature that on each Contract Anniversary increases the Secure Income Percentage used to calculate your Secure Income Benefit Payment for each full Contract Year before you take your first withdrawal. There is no way to know when you should begin taking withdrawals with certainty. On one hand, the longer you wait to start Secure Income Withdrawals, the less time you have to benefit from the GLWB because as time passes, your life expectancy is reduced. On the other hand, the longer you wait to start withdrawals, the more you may benefit from Secure Income Deferral Credits. You should also consider that all withdrawals prior to the availability of Secure Income Withdrawals are always Excess Withdrawals.
All benefits from the accumulation period terminate once the Contract has been fully Annuitized, including the GLWB and the death benefit. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate (as well as the death benefit), but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following payment option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.

Fixed Segment Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.

Credit Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Credit Risks
Our general account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in the Statement of Additional Information.
The amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims-paying ability. The Unregistered Separate Account that we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Unregistered Separate Account.
The assets in the Unregistered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.

Segment Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see 7. FEES, CHARGES AND ADJUSTMENTS – Equity Adjustment and 10. INDEX-LINKED SEGMENT OPTION MECHANICS – Segment Interim Value.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when any of the following transactions occurs during a Segment Term on any date other than the Segment Start Date or Segment End Date: (i) any withdrawal from an Index-Linked Segment Option, including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option; (iv) Segment Lock-In is exercised; or (v) GLWB Fees are deducted. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”) and to pay GLWB Fees. There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.
Partial withdrawals and partial Annuitizations, and deductions for GLWB Fees, from Segment Interim Value for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered or the GLWB Fee deducted. On the Segment End Date, the Crediting Base is reduced (after the application of Segment Credit) by the amount Surrendered or the GLWB Fee deducted. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.

Buffer and Floor Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option only provides you with limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate or a 100% Buffer Rate.
You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term.
As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. Contracts with applications signed before May 18, 2026 may select an available Floor Segment Option for the initial Segment Term. We reserve the right to offer Floor Segment Options in the future. If you are interested in an Index-Linked Segment Option that provides complete protection from Index losses, you should discuss the Index-Linked Segment Options with a 100% Buffer Rate (each with a 6-Year Segment Term) with your financial professional. These Segment Options are available for investment on or after May 18, 2026, and provide the same level of protection from Index losses as a 0% Floor Rate. However, please note: (i) they are subject to the availability restrictions for Index-Linked Segment Options with 6-Year Segment Terms; (ii) you must hold your investment for 6 years in order to be protected from Index losses, and (iii) we may limit Index gains to a greater degree than other Index-Linked Segment Options based on the Cap Rate or Participation Rate we declare. You should also understand that, even if you select a 100% Buffer Rate, you could experience losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, and/or taxes and tax penalties. Any such losses will not be tied to Index performance, will not be subject to the 100% Buffer Rate’s downside protection, and could be greater than any losses experienced by an Index.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Cap Rate and Participation Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cap Rate and Participation Rate Risk
For each Index-Linked Segment Option, positive Index returns at the end of a Segment Term will be subject to a Cap Rate and Participation Rate. The Segment Return will equal the Index Change multiplied by the Participation Rate, up to the Cap Rate. As such, both the Cap Rate and Participation Rate may cause your return to be less than the Index Change.
The Cap Rate is a maximum limit on the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rate does not guarantee a certain amount of Segment Credit. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
The Participation Rate represents your participation in a positive Index Change, if any, at the end of the Segment Term, expressed as a percentage. If the Participation Rate is less than 100%, your return will necessarily be less than the positive Index Change. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate.
If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation
Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.
We set Cap Rates and Participation Rates at our discretion, subject to guaranteed minimums. We consider a number of factors when declaring Cap Rates and Participation Rates, such as the applicable Buffer Rate or Floor Rate, costs of financial instruments we use to manage our risk associated with our obligations (which can be impacted by market conditions and forces), sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Peak Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.

Segment Lock-In Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub- optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.

Segment Option and Index Availability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to- Point, S&P 500® Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked Segment Option or the Fixed Segment Option.
As of May 18, 2026, we are no longer offering Floor Segment Options for new Segment Terms. We reserve the right to offer Floor Segment Options in the future. If we offer Floor Segment Options in the future, we do not guarantee that any such Segment Option will always be available, and we do not guarantee a minimum Floor Rate for any Floor Segment Option that we may offer in the future.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks that this Contract.
There are restrictions that limit the Segment Options you may choose. Index-Linked Segment Options with a 6-year Segment Term are available for investment only upon purchase of the Contract and after the sixth Contract Year. Certain Index-Linked Segment Options have been closed to investment. See APPENDIX A.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
•    In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.
•    We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
•    At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.
•    Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.
•    If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.
•    We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index-Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
•    You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — The Indices – Discontinuation or Substitution of an Index and 11. OPTIONS AT END OF SEGMENT TERM.

Single Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Single Premium Payment Risk
This Contract is a single premium product. After the Premium Payment is made, no additional Premium Payments will be accepted. You will be unable to increase the value of your Contract, including the GLWB and the death benefit, with additional premiums.

Risks Affecting Our Administration of Your Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Each Index-Linked Segment Option has a buffer or floor feature.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	For a Buffer Segment Option, the Company will absorb Index losses up to the Buffer Rate. You will be responsible for any Index losses greater than the Buffer Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index Change that exceeds the Buffer Rate) at the end of the Segment Term.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example:If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	Depending on the Index-Linked Segment Option(s) you choose, the maximum amount of loss that you could experience from negative Index performance after taking into account the current limits on Index loss provided under the Contract ranges from 0% to 90%.
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 2 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 100% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Buffer Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | SG Smart Climate Index, U.S. Large Cap ESG Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Each Index-Linked Segment Option has a buffer or floor feature.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	For a Floor Segment Option, the Company will absorb Index losses greater than the Floor Rate. You will be responsible for any Index losses up to the Floor Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index Change up to the Floor Rate) at the end of the Segment Term.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We reserve the right to add and remove Segment Options as available investment options.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example:If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	Depending on the Index-Linked Segment Option(s) you choose, the maximum amount of loss that you could experience from negative Index performance after taking into account the current limits on Index loss provided under the Contract ranges from 0% to 90%.
Floor Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 0% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Floor Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	In exchange for a specified amount of protection against Index losses, we may limit Index gains at the end of a Segment Term.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	We calculate Index gains using a Participation Rate and Cap Rate. The Participation Rate is the percentage of positive Index performance in which you can participate for a Segment Term. The Cap Rate serves as a maximum amount of gain you can earn due to positive Index performance at the end of a Segment Term. If the Index Change is positive, the gain applied on the Segment End Date will equal the Index Change multiplied by the Participation Rate, subject to the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	The Participation Rate and Cap Rate operate together as follows:
•    If the Participation Rate is less than 100%, it will decrease your participation in the positive Index performance. For example: if the Index Change is 5%, the Participation Rate is 80% and the Cap Rate is 10%, we would apply a 4% gain using the Participation Rate (i.e., 5% x 80% = 4%). If the Index Change were instead 15%, we would apply a 10% gain, because a gain using the Participation Rate (12%) would exceed the Cap Rate (10%).
•    If the Participation Rate is greater than 100%, it will increase your participation in the positive Index performance. For example: If the Index Change is 5%, the Participation Rate is 120% and the Cap Rate is 10%, we would apply a 6% gain using the Participation Rate (i.e., 5% x 120% = 6%). If the Index Change were instead 15%, we would apply a 10% gain, because a gain using the Participation Rate (18%) would exceed the Cap Rate (10%).
•    If the Participation Rate is 100%, it will neither decrease nor increase your participation in the positive Index performance. For example: if the Index Change is 5%, the Participation Rate is 100% and the Cap Rate is 10%, we would apply a 5% gain using the Participation Rate (i.e., 5% x 100% = 5%). If the Index Change were instead 15%, we would apply a 10% gain, because a gain using the Participation Rate (15%) would exceed the Cap Rate (10%).

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example:If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	We may limit the amount you can earn on an Index-Linked Segment Option based on the Cap Rate or Participation Rate that we declare.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 0% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 2 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 100% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | SG Smart Climate Index, U.S. Large Cap ESG Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Cap Rate Return Limit [Member] | S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	In exchange for a specified amount of protection against Index losses, we may limit Index gains at the end of a Segment Term.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	We calculate Index gains using a Participation Rate and Cap Rate. The Participation Rate is the percentage of positive Index performance in which you can participate for a Segment Term. The Cap Rate serves as a maximum amount of gain you can earn due to positive Index performance at the end of a Segment Term. If the Index Change is positive, the gain applied on the Segment End Date will equal the Index Change multiplied by the Participation Rate, subject to the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	The Participation Rate and Cap Rate operate together as follows:
•    If the Participation Rate is less than 100%, it will decrease your participation in the positive Index performance. For example: if the Index Change is 5%, the Participation Rate is 80% and the Cap Rate is 10%, we would apply a 4% gain using the Participation Rate (i.e., 5% x 80% = 4%). If the Index Change were instead 15%, we would apply a 10% gain, because a gain using the Participation Rate (12%) would exceed the Cap Rate (10%).
•    If the Participation Rate is greater than 100%, it will increase your participation in the positive Index performance. For example: If the Index Change is 5%, the Participation Rate is 120% and the Cap Rate is 10%, we would apply a 6% gain using the Participation Rate (i.e., 5% x 120% = 6%). If the Index Change were instead 15%, we would apply a 10% gain, because a gain using the Participation Rate (18%) would exceed the Cap Rate (10%).
•    If the Participation Rate is 100%, it will neither decrease nor increase your participation in the positive Index performance. For example: if the Index Change is 5%, the Participation Rate is 100% and the Cap Rate is 10%, we would apply a 5% gain using the Participation Rate (i.e., 5% x 100% = 5%). If the Index Change were instead 15%, we would apply a 10% gain, because a gain using the Participation Rate (15%) would exceed the Cap Rate (10%).

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example:If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	We may limit the amount you can earn on an Index-Linked Segment Option based on the Cap Rate or Participation Rate that we declare.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 0% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 10% Floor, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 2 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 100% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 1 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000® Price Return Index, U.S. Small Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 1 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Nasdaq-100 Price Return Index®, Large Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | SG Smart Climate Index, U.S. Large Cap ESG Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 10% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P MidCap 400® Price Return Index, U.S. Mid Cap Equities, 6 Year, 20% Buffer, 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Peak Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	For a Peak Buffer Segment Option, same as a Buffer Segment Option, you will be responsible for any Index losses greater than the Buffer Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Change is -30% and the Buffer Rate is 20%, we will apply a 10% loss (the amount of negative Index Change that exceeds the Buffer Rate) at the end of the Segment Term. However, unlike a Buffer Segment Option, a Peak Buffer Segment Option has an inverse crediting feature that provides for potential gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. In that scenario, the amount of gain is based on the negative Index Change, Buffer Rate and Peak Buffer Midpoint, as follows:
•    If the negative Index Change does not exceed the Peak Buffer Midpoint (10%), we would apply a gain equal to the opposite of the Index Change. For example, if the Index Change is -8%, we would apply an 8% gain at the end of the Segment Term (i.e., the opposite of an 8% loss).
•    If the negative Index Change exceeds the Peak Buffer Midpoint (10%) but not the Buffer Rate, we would apply a gain equal to the Buffer Rate less the negative Index Change. For example, assuming a Buffer Rate of 20%, if the Index Change is -14%, we would apply a 6% gain at the end of the Segment Term (i.e., 20% – 14% = 6%).
•    If the negative Index Change equals the Buffer Rate, your Segment Credit will be 0% (i.e., no gain or loss).

Peak Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 1 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Peak Buffer Rate Return Limit [Member] | S&P 500® Price Return Index, U.S. Large Cap Equities, 6 Year, 20% Peak Buffer (10% Peak Buffer Midpoint), 0.50% Cap Rate & 5.00% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
S&P 500® Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return, Caption	S&P 500 Price Return Index
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
S&P MidCap 400® Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return, Caption	S&P MidCap 400® Price Return Index
Annual Return [Percent]		5.90%	12.20%	14.45%	(14.48%)	23.21%	11.81%	24.05%	(12.50%)	14.45%	18.73%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(4.48%)	5.00%	5.00%	5.00%	(2.50%)	5.00%	5.00%
Russell 2000® Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return, Caption	Russell 2000 Price Return Index
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Nasdaq-100 Price Return Index® [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return, Caption	Nasdaq-100 Price Return Index
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return, Caption	MSCI EAFE Price Return Index
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
SG Smart Climate Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
[1] Inception date: September 7, 2022.
[2] The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return, Caption	SG Smart Climate Index
Annual Return [Percent]		4.97%	7.44%	10.02%
Annual Return, Example Capped and Buffered [Percent]		4.97%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.